Institutional Shares [Member] Shareholder Fees - Institutional - Western Asset Institutional U.S. Treasury Obligations Money Market Fund - Institutional Shares	Aug. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%